Deferred tax - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation
Deferred tax liability (asset) at beginning of year	R (12,511)	R 17,978
Current year charge	(8,956)	(27,873)
Current year charge - per the income statement	(9,324)	(27,320)
Current year charge - per the statement of comprehensive income	368	(553)
Reclassification from/(to) held for sale	424	(880)
Disposal of investment	(85)
Foreign exchange differences recognised in income statement	(103)	142
Translation of foreign operations	4,513	(1,878)
Deferred tax liability (asset) at end of year	(16,718)	(12,511)	R 17,978
Net deferred tax assets and liabilities
Deferred tax assets	(24,511)	(31,665)	(8,563)
Deferred tax liabilities	7,793	19,154	26,541
Deferred tax liabilities	R (16,718)	R (12,511)	R 17,978